Quarterly Portfolios of
Investments
July 31, 2021
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income Fund	HARAX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX
Harbor Target Retirement 2060 Fund	HATDX

Harbor Target Retirement Income Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—20.2%
Shares		Value
2,087	Harbor Capital Appreciation Fund	$245
34,812	Harbor Diversified International All Cap Fund	481
5,180	Harbor Global Leaders Fund	209
9,956	Harbor International Fund	482
20,516	Harbor International Growth Fund	482
25,537	Harbor Large Cap Value Fund	583
17,775	Harbor Mid Cap Growth Fund	255
15,173	Harbor Mid Cap Value Fund	377
12,119	Harbor Small Cap Growth Fund	227
6,327	Harbor Small Cap Value Fund	279
7,644	Harbor Strategic Growth Fund	244
TOTAL EQUITY FUNDS
(Cost $2,824)		3,864

FIXED INCOME FUNDS—69.8%
Shares		Value
408,848	Harbor Bond Fund	$5,008
465,031	Harbor Core Bond Fund	5,013
332,580	Harbor High-Yield Bond Fund	3,333
TOTAL FIXED INCOME FUNDS
(Cost $13,090)		13,354

MONEY MARKET FUND—10.0%
(Cost $1,906)
1,905,839	Harbor Money Market Fund	1,906
TOTAL INVESTMENTS—100.0%
(Cost $17,820)		19,124
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$19,124

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$5,448	$609	$(1,005)	$(71)	$27	$55	$79
Harbor Capital Appreciation Fund	259	112	(175)	(12)	61	29	—
Harbor Core Bond Fund	5,443	708	(1,008)	(209)	79	108	85
Harbor Diversified International Fund	520	56	(250)	130	25	—	5
Harbor Global Leaders Fund	222	55	(108)	21	19	17	—
Harbor High-Yield Bond Fund	3,627	281	(751)	170	6	—	136
Harbor International Fund	521	61	(245)	118	27	—	6
Harbor International Growth Fund	518	92	(239)	46	65	—	3
Harbor Large Cap Value Fund	625	98	(317)	101	76	16	5
Harbor Mid Cap Growth Fund	264	122	(166)	(33)	68	35	—
Harbor Mid Cap Value Fund	409	77	(267)	49	109	—	9
Harbor Money Market Fund	2,080	178	(352)	—	—	—	—
Harbor Small Cap Growth Fund	242	82	(140)	(11)	54	16	—
Harbor Small Cap Value Fund	299	62	(182)	24	76	—	1
Harbor Strategic Growth Fund	264	34	(121)	42	25	7	1
Total	$20,741	$2,627	$(5,326)	$365	$717	$283	$330
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2020 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—27.4%
Shares		Value
3,342	Harbor Capital Appreciation Fund	$393
56,136	Harbor Diversified International All Cap Fund	776
7,980	Harbor Global Leaders Fund	322
16,091	Harbor International Fund	780
32,998	Harbor International Growth Fund	775
40,680	Harbor Large Cap Value Fund	929
29,288	Harbor Mid Cap Growth Fund	420
24,440	Harbor Mid Cap Value Fund	607
20,023	Harbor Small Cap Growth Fund	375
10,326	Harbor Small Cap Value Fund	455
12,249	Harbor Strategic Growth Fund	391
TOTAL EQUITY FUNDS
(Cost $4,528)		6,223

FIXED INCOME FUNDS—65.6%
Shares		Value
441,051	Harbor Bond Fund	$5,403
501,530	Harbor Core Bond Fund	5,406
409,846	Harbor High-Yield Bond Fund	4,107
TOTAL FIXED INCOME FUNDS
(Cost $14,637)		14,916

MONEY MARKET FUND—7.0%
(Cost $1,584)
1,584,377	Harbor Money Market Fund	1,584
TOTAL INVESTMENTS—100.0%
(Cost $20,749)		22,723
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$22,723

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$5,366	$1,494	$(1,393)	$(90)	$26	$58	$88
Harbor Capital Appreciation Fund	432	210	(329)	(35)	115	53	—
Harbor Core Bond Fund	5,360	1,583	(1,378)	(246)	87	115	93
Harbor Diversified International All Cap Fund	884	91	(480)	195	86	—	9
Harbor Global Leaders Fund	356	104	(202)	15	49	29	—
Harbor High-Yield Bond Fund	4,376	606	(1,092)	213	4	—	177
Harbor International Fund	885	107	(474)	154	108	—	10
Harbor International Growth Fund	880	177	(484)	21	181	—	6
Harbor Large Cap Value Fund	1,035	154	(570)	166	144	30	8
Harbor Mid Cap Growth Fund	462	233	(335)	(66)	126	66	—
Harbor Mid Cap Value Fund	692	121	(489)	80	203	—	17
Harbor Money Market Fund	1,672	307	(395)	—	—	—	—
Harbor Small Cap Growth Fund	425	142	(276)	(14)	98	32	—
Harbor Small Cap Value Fund	515	98	(345)	47	140	—	2
Harbor Strategic Growth Fund	440	62	(225)	48	66	13	2
Total	$23,780	$5,489	$(8,467)	$488	$1,433	$396	$412
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2025 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—38.2%
Shares		Value
4,767	Harbor Capital Appreciation Fund	$560
81,720	Harbor Diversified International All Cap Fund	1,130
11,098	Harbor Global Leaders Fund	447
23,301	Harbor International Fund	1,130
48,103	Harbor International Growth Fund	1,130
57,656	Harbor Large Cap Value Fund	1,317
42,539	Harbor Mid Cap Growth Fund	610
35,339	Harbor Mid Cap Value Fund	877
29,671	Harbor Small Cap Growth Fund	555
15,031	Harbor Small Cap Value Fund	663
17,577	Harbor Strategic Growth Fund	561
TOTAL EQUITY FUNDS
(Cost $6,729)		8,980

FIXED INCOME FUNDS—61.8%
Shares		Value
408,991	Harbor Bond Fund	$5,010
465,300	Harbor Core Bond Fund	5,016
451,057	Harbor High-Yield Bond Fund	4,520
TOTAL FIXED INCOME FUNDS
(Cost $14,335)		14,546
TOTAL INVESTMENTS—100.0%
(Cost $21,064)		23,526
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$23,526

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,437	$1,684	$(1,067)	$(63)	$19	$49	$75
Harbor Capital Appreciation Fund	553	291	(390)	(25)	131	67	—
Harbor Core Bond Fund	4,436	1,767	(1,064)	(190)	67	96	80
Harbor Diversified International All Cap Fund	1,123	213	(565)	267	92	—	12
Harbor Global Leaders Fund	441	138	(215)	29	54	36	—
Harbor High-Yield Bond Fund	4,275	1,005	(976)	201	15	—	178
Harbor International Fund	1,124	217	(546)	212	123	—	13
Harbor International Growth Fund	1,122	296	(544)	52	204	—	8
Harbor Large Cap Value Fund	1,307	246	(633)	230	167	38	10
Harbor Mid Cap Growth Fund	598	323	(390)	(60)	139	86	—
Harbor Mid Cap Value Fund	881	238	(606)	136	228	—	22
Harbor Small Cap Growth Fund	549	197	(294)	9	94	41	—
Harbor Small Cap Value Fund	662	148	(384)	105	132	—	3
Harbor Strategic Growth Fund	557	108	(254)	74	76	17	2
Total	$22,065	$6,871	$(7,928)	$977	$1,541	$430	$403
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2030 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—46.9%
Shares		Value
11,295	Harbor Capital Appreciation Fund	$1,326
164,238	Harbor Diversified International All Cap Fund	2,272
22,221	Harbor Global Leaders Fund	896
46,955	Harbor International Fund	2,277
96,381	Harbor International Growth Fund	2,264
116,605	Harbor Large Cap Value Fund	2,663
87,248	Harbor Mid Cap Growth Fund	1,250
71,290	Harbor Mid Cap Value Fund	1,770
60,103	Harbor Small Cap Growth Fund	1,125
30,644	Harbor Small Cap Value Fund	1,351
29,180	Harbor Strategic Growth Fund	932
TOTAL EQUITY FUNDS
(Cost $13,175)		18,126

FIXED INCOME FUNDS—53.1%
Shares		Value
529,900	Harbor Bond Fund	$6,491
602,580	Harbor Core Bond Fund	6,496
748,485	Harbor High-Yield Bond Fund	7,500
TOTAL FIXED INCOME FUNDS
(Cost $20,108)		20,487
TOTAL INVESTMENTS—100.0%
(Cost $33,283)		38,613
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$38,613

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,905	$2,263	$(636)	$(92)	$51	$55	$89
Harbor Capital Appreciation Fund	1,111	487	(504)	58	174	140	—
Harbor Core Bond Fund	4,902	2,363	(638)	(172)	41	107	95
Harbor Diversified International All Cap Fund	1,855	395	(588)	539	71	—	20
Harbor Global Leaders Fund	720	224	(195)	86	61	59	—
Harbor High-Yield Bond Fund	5,956	2,007	(764)	297	4	—	274
Harbor International Fund	1,857	396	(546)	472	98	—	22
Harbor International Growth Fund	1,850	441	(450)	284	139	—	13
Harbor Large Cap Value Fund	2,150	379	(561)	530	165	63	18
Harbor Mid Cap Growth Fund	989	528	(404)	19	118	147	—
Harbor Mid Cap Value Fund	1,455	437	(755)	385	248	—	37
Harbor Small Cap Growth Fund	911	390	(347)	48	123	71	—
Harbor Small Cap Value Fund	1,098	293	(441)	286	115	—	5
Harbor Strategic Growth Fund	709	140	(133)	177	39	22	3
Total	$30,468	$10,743	$(6,962)	$2,917	$1,447	$664	$576
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2035 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—55.9%
Shares		Value
9,977	Harbor Capital Appreciation Fund	$1,171
129,971	Harbor Diversified International All Cap Fund	1,797
17,459	Harbor Global Leaders Fund	704
37,100	Harbor International Fund	1,799
76,018	Harbor International Growth Fund	1,786
91,335	Harbor Large Cap Value Fund	2,086
68,812	Harbor Mid Cap Growth Fund	986
56,351	Harbor Mid Cap Value Fund	1,399
47,348	Harbor Small Cap Growth Fund	886
24,236	Harbor Small Cap Value Fund	1,069
19,244	Harbor Strategic Growth Fund	615
TOTAL EQUITY FUNDS
(Cost $10,354)		14,298

FIXED INCOME FUNDS—44.1%
Shares		Value
282,381	Harbor Bond Fund	$3,459
321,094	Harbor Core Bond Fund	3,462
433,767	Harbor High-Yield Bond Fund	4,346
TOTAL FIXED INCOME FUNDS
(Cost $11,092)		11,267
TOTAL INVESTMENTS—100.0%
(Cost $21,446)		25,565
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$25,565

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$2,630	$1,211	$(357)	$(43)	$18	$29	$48
Harbor Capital Appreciation Fund	936	448	(408)	64	131	120	—
Harbor Core Bond Fund	2,628	1,262	(355)	(86)	13	58	51
Harbor Diversified International All Cap Fund	1,460	257	(406)	428	58	—	16
Harbor Global Leaders Fund	564	153	(128)	72	43	47	—
Harbor High-Yield Bond Fund	3,309	1,301	(431)	155	12	—	157
Harbor International Fund	1,463	278	(396)	402	52	—	18
Harbor International Growth Fund	1,461	315	(330)	236	104	—	10
Harbor Large Cap Value Fund	1,689	223	(377)	443	108	51	15
Harbor Mid Cap Growth Fund	778	400	(297)	19	86	116	—
Harbor Mid Cap Value Fund	1,131	288	(523)	368	135	—	29
Harbor Small Cap Growth Fund	716	266	(230)	53	81	58	—
Harbor Small Cap Value Fund	857	215	(322)	252	67	—	4
Harbor Strategic Growth Fund	481	80	(91)	115	30	16	2
Total	$20,103	$6,697	$(4,651)	$2,478	$938	$495	$350
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2040 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—65.9%
Shares		Value
19,369	Harbor Capital Appreciation Fund	$2,274
247,381	Harbor Diversified International All Cap Fund	3,421
33,689	Harbor Global Leaders Fund	1,358
70,732	Harbor International Fund	3,429
144,637	Harbor International Growth Fund	3,398
176,097	Harbor Large Cap Value Fund	4,022
131,201	Harbor Mid Cap Growth Fund	1,880
107,599	Harbor Mid Cap Value Fund	2,672
90,017	Harbor Small Cap Growth Fund	1,685
46,137	Harbor Small Cap Value Fund	2,035
35,533	Harbor Strategic Growth Fund	1,135
TOTAL EQUITY FUNDS
(Cost $19,495)		27,309

FIXED INCOME FUNDS—34.1%
Shares		Value
365,265	Harbor Bond Fund	$4,474
415,498	Harbor Core Bond Fund	4,479
518,068	Harbor High-Yield Bond Fund	5,191
TOTAL FIXED INCOME FUNDS
(Cost $13,855)		14,144
TOTAL INVESTMENTS—100.0%
(Cost $33,350)		41,453
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$41,453

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$3,309	$1,434	$(241)	$(48)	$20	$36	$61
Harbor Capital Appreciation Fund	1,700	762	(569)	156	225	228	—
Harbor Core Bond Fund	3,306	1,500	(239)	(105)	17	72	65
Harbor Diversified International All Cap Fund	2,645	307	(430)	813	86	—	29
Harbor Global Leaders Fund	1,032	264	(159)	147	74	88	—
Harbor High-Yield Bond Fund	3,709	1,615	(320)	190	(3)	—	184
Harbor International Fund	2,649	335	(394)	1,015	(176)	—	32
Harbor International Growth Fund	2,670	465	(372)	465	170	—	19
Harbor Large Cap Value Fund	3,078	379	(470)	858	177	94	28
Harbor Mid Cap Growth Fund	1,411	659	(390)	79	121	217	—
Harbor Mid Cap Value Fund	2,045	344	(644)	843	84	—	55
Harbor Small Cap Growth Fund	1,290	409	(260)	127	119	105	—
Harbor Small Cap Value Fund	1,549	225	(321)	514	68	—	8
Harbor Strategic Growth Fund	860	138	(131)	226	42	28	3
Total	$31,253	$8,836	$(4,940)	$5,280	$1,024	$868	$484
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2045 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—72.4%
Shares		Value
12,802	Harbor Capital Appreciation Fund	$1,503
159,200	Harbor Diversified International All Cap Fund	2,202
22,217	Harbor Global Leaders Fund	896
45,517	Harbor International Fund	2,207
93,398	Harbor International Growth Fund	2,194
114,114	Harbor Large Cap Value Fund	2,606
84,396	Harbor Mid Cap Growth Fund	1,209
69,036	Harbor Mid Cap Value Fund	1,714
57,292	Harbor Small Cap Growth Fund	1,073
29,439	Harbor Small Cap Value Fund	1,298
23,148	Harbor Strategic Growth Fund	739
TOTAL EQUITY FUNDS
(Cost $12,844)		17,641

FIXED INCOME FUNDS—27.6%
Shares		Value
211,639	Harbor Bond Fund	$2,592
164,729	Harbor Core Bond Fund	1,776
234,823	Harbor High-Yield Bond Fund	2,353
TOTAL FIXED INCOME FUNDS
(Cost $6,603)		6,721
TOTAL INVESTMENTS—100.0%
(Cost $19,447)		24,362
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$24,362

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,973	$867	$(233)	$(32)	$17	$22	$35
Harbor Capital Appreciation Fund	1,075	504	(318)	117	125	134	—
Harbor Core Bond Fund	1,168	791	(153)	(36)	6	25	24
Harbor Diversified International All Cap Fund	1,642	317	(305)	492	56	—	18
Harbor Global Leaders Fund	656	199	(99)	103	37	54	—
Harbor High-Yield Bond Fund	1,699	790	(223)	79	8	—	82
Harbor International Fund	1,642	331	(279)	661	(148)	—	19
Harbor International Growth Fund	1,642	398	(227)	296	85	—	11
Harbor Large Cap Value Fund	1,924	355	(314)	555	86	56	17
Harbor Mid Cap Growth Fund	866	422	(204)	46	79	126	—
Harbor Mid Cap Value Fund	1,276	318	(445)	513	52	—	32
Harbor Small Cap Growth Fund	793	283	(151)	94	54	60	—
Harbor Small Cap Value Fund	959	234	(247)	296	56	—	5
Harbor Strategic Growth Fund	541	112	(80)	142	24	17	2
Total	$17,856	$5,921	$(3,278)	$3,326	$537	$494	$245
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2050 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—80.1%
Shares		Value
21,673	Harbor Capital Appreciation Fund	$2,545
271,947	Harbor Diversified International All Cap Fund	3,761
38,466	Harbor Global Leaders Fund	1,551
77,833	Harbor International Fund	3,773
159,554	Harbor International Growth Fund	3,748
196,933	Harbor Large Cap Value Fund	4,498
142,937	Harbor Mid Cap Growth Fund	2,048
118,248	Harbor Mid Cap Value Fund	2,936
97,283	Harbor Small Cap Growth Fund	1,821
50,178	Harbor Small Cap Value Fund	2,213
39,616	Harbor Strategic Growth Fund	1,265
TOTAL EQUITY FUNDS
(Cost $21,483)		30,159

FIXED INCOME FUNDS—19.9%
Shares		Value
232,589	Harbor Bond Fund	$2,849
132,265	Harbor Core Bond Fund	1,426
322,346	Harbor High-Yield Bond Fund	3,230
TOTAL FIXED INCOME FUNDS
(Cost $7,397)		7,505
TOTAL INVESTMENTS—100.0%
(Cost $28,880)		37,664
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$37,664

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,984	$1,069	$(187)	$(26)	$9	$22	$38
Harbor Capital Appreciation Fund	1,923	930	(726)	146	272	257	—
Harbor Core Bond Fund	992	553	(91)	(31)	3	22	21
Harbor Diversified International All Cap Fund	2,934	401	(576)	879	123	—	33
Harbor Global Leaders Fund	1,188	319	(207)	151	100	102	—
Harbor High-Yield Bond Fund	2,320	1,028	(237)	113	6	—	116
Harbor International Fund	2,942	469	(573)	1,176	(241)	—	36
Harbor International Growth Fund	2,958	553	(464)	483	218	—	21
Harbor Large Cap Value Fund	3,453	401	(521)	932	233	107	31
Harbor Mid Cap Growth Fund	1,543	766	(473)	28	184	240	—
Harbor Mid Cap Value Fund	2,271	489	(859)	931	104	—	61
Harbor Small Cap Growth Fund	1,409	438	(293)	200	67	116	—
Harbor Small Cap Value Fund	1,700	279	(408)	536	106	—	9
Harbor Strategic Growth Fund	965	155	(153)	249	49	32	4
Total	$28,582	$7,850	$(5,768)	$5,767	$1,233	$898	$370
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2055 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—89.4%
Shares		Value
8,256	Harbor Capital Appreciation Fund	$969
105,254	Harbor Diversified International All Cap Fund	1,456
14,868	Harbor Global Leaders Fund	599
30,016	Harbor International Fund	1,455
61,771	Harbor International Growth Fund	1,451
75,483	Harbor Large Cap Value Fund	1,724
54,166	Harbor Mid Cap Growth Fund	776
45,693	Harbor Mid Cap Value Fund	1,135
37,239	Harbor Small Cap Growth Fund	697
19,275	Harbor Small Cap Value Fund	850
15,177	Harbor Strategic Growth Fund	485
TOTAL EQUITY FUNDS
(Cost $8,686)		11,597

FIXED INCOME FUNDS—10.6%
Shares		Value
61,491	Harbor Bond Fund	$753
61,505	Harbor High-Yield Bond Fund	617
TOTAL FIXED INCOME FUNDS
(Cost $1,354)		1,370
TOTAL INVESTMENTS—100.0%
(Cost $10,040)		12,967
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$12,967

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$431	$420	$(95)	$(5)	$2	$5	$9
Harbor Capital Appreciation Fund	650	354	(188)	83	70	87	—
Harbor Diversified International All Cap Fund	982	323	(194)	326	19	—	11
Harbor Global Leaders Fund	404	156	(52)	73	18	36	—
Harbor High-Yield Bond Fund	350	324	(75)	16	2	—	20
Harbor International Fund	983	350	(201)	346	(23)	—	12
Harbor International Growth Fund	987	333	(111)	207	35	—	7
Harbor Large Cap Value Fund	1,160	320	(170)	366	48	37	12
Harbor Mid Cap Growth Fund	518	283	(102)	41	36	81	—
Harbor Mid Cap Value Fund	762	284	(272)	341	20	—	21
Harbor Small Cap Growth Fund	469	218	(81)	75	16	39	—
Harbor Small Cap Value Fund	569	207	(146)	183	37	—	3
Harbor Strategic Growth Fund	325	106	(53)	90	17	11	2
Total	$8,590	$3,678	$(1,740)	$2,142	$297	$296	$97
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2060 Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—93.0%
Shares		Value
1,437	Harbor Capital Appreciation Fund	$169
18,271	Harbor Diversified International All Cap Fund	253
2,585	Harbor Global Leaders Fund	104
5,213	Harbor International Fund	253
10,739	Harbor International Growth Fund	252
13,072	Harbor Large Cap Value Fund	298
9,357	Harbor Mid Cap Growth Fund	134
7,917	Harbor Mid Cap Value Fund	197
6,424	Harbor Small Cap Growth Fund	120
3,337	Harbor Small Cap Value Fund	147
2,636	Harbor Strategic Growth Fund	84
TOTAL EQUITY FUNDS
(Cost $1,913)		2,011

FIXED INCOME FUNDS—7.0%
Shares		Value
6,782	Harbor Bond Fund	$83
6,784	Harbor High-Yield Bond Fund	68
TOTAL FIXED INCOME FUNDS
(Cost $150)		151
TOTAL INVESTMENTS—100.0%
(Cost $2,063)		2,162
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$2,162

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through July 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Investment Income from Affiliated Funds (000s)
						Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$23	$87	$(28)	$1	$—	$—	$1
Harbor Capital Appreciation Fund	46	159	(57)	11	10	7	—
Harbor Diversified International All Cap Fund	68	242	(85)	3	25	—	1
Harbor Global Leaders Fund	28	98	(33)	5	6	3	—
Harbor High-Yield Bond Fund	18	70	(22)	1	1	—	1
Harbor International Fund	68	242	(83)	2	24	—	1
Harbor International Growth Fund	68	244	(82)	(3)	25	—	1
Harbor Large Cap Value Fund	80	273	(95)	15	25	3	1
Harbor Mid Cap Growth Fund	36	131	(44)	2	9	6	—
Harbor Mid Cap Value Fund	53	189	(73)	2	26	—	2
Harbor Small Cap Growth Fund	32	121	(40)	(4)	11	3	—
Harbor Small Cap Value Fund	39	144	(53)	(1)	18	—	—
Harbor Strategic Growth Fund	23	76	(27)	6	6	1	—
Total	$582	$2,076	$(722)	$40	$186	$23	$8
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement Funds

Notes to Portfolios of Investments—July 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2021, the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, Harbor Target Retirement 2055 Fund, and Harbor Target Retirement 2060 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.
 Note 2—Significant Accounting Policies
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable. At July 31, 2021, all investments held by each Fund (as disclosed in the Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the Target Retirement Funds’ prospectus and statement of additional information, as well as the prospectus of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.TR.0120